Prepaid Expenses (Details) - Summary of Prepaid Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses [Line Items]
Total current	$ 15,933	$ 28,437	$ 421,809
One Energy Enterprises Inc [Member]
Prepaid Expenses [Line Items]
Insurance policies	737,406	123,957	117,177
Service, maintenance, and warranty agreements	0	159,233	227,529
Prepaid SPAC transaction costs	3,747,251	1,977,424	0
Other	86,346	48,945	50,748
Total current	4,571,003	2,309,559	395,454
Insurance policies	28,189	32,418	49,331
Brokerage fees	33,700	38,514	21,648
Total non-current	$ 61,889	$ 70,932	$ 70,979